Revenue - Summary of Revenue, After Sales and Eliminations Between Related Parties Resulting from Consolidation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
From the sale of goods associated to CEMEX's main activities	$ 15,137	$ 14,009	$ 12,344
From the sale of other goods and services	440	370	325
Total	$ 15,577	$ 14,379	$ 12,669